Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	£ 6,364	£ 4,979	£ 4,449
Liabilities	(1,782)	(1,550)	(1,182)
Net deferred tax asset	4,582	3,429	3,267
At 1 January	(3,429)	(3,267)
Income statement	596	682	(11)
Other comprehensive income and reserves	564	(462)
Other movements	(7)	(58)
At 31 December	(4,582)	(3,429)	(3,267)
Share-based payments and deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	414	363	344
Liabilities	0	0	0
Net deferred tax asset	414	363	344
At 1 January	(363)	(344)
Income statement	12	20
Other comprehensive income and reserves	36	5
Other movements	3	(6)
At 31 December	(414)	(363)	(344)
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	150	143	128
Liabilities	0	0	0
Net deferred tax asset	150	143	128
At 1 January	(143)	(128)
Income statement	7	22
Other comprehensive income and reserves	0	0
Other movements	0	(7)
At 31 December	(150)	(143)	(128)
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	40	43	38
Liabilities	(1,674)	(826)	(640)
Net deferred tax asset	(1,634)	(783)	(602)
At 1 January	783	602
Income statement	5	6
Other comprehensive income and reserves	(855)	(191)
Other movements	(1)	4
At 31 December	1,634	783	602
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	521	0	0
Liabilities	0	(566)	(181)
Net deferred tax asset	521	(566)	(181)
At 1 January	566	181
Income statement	0	0
Other comprehensive income and reserves	1,088	(377)
Other movements	(1)	(8)
At 31 December	(521)	566	181
Fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	155	0	119
Liabilities	0	(38)	(18)
Net deferred tax asset	155	(38)	101
At 1 January	38	(101)
Income statement	(6)	0
Other comprehensive income and reserves	198	(137)
Other movements	1	(2)
At 31 December	(155)	38	(101)
Fixed asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,647	1,465	1,338
Liabilities	(42)	(41)	(31)	$ (41)
Net deferred tax asset	1,605	1,424	1,307
At 1 January	(1,424)	(1,307)
Income statement	184	129
Other comprehensive income and reserves	0	0
Other movements	(3)	(12)
At 31 December	(1,605)	(1,424)	(1,307)
Loan impairment allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	693	666	501
Liabilities	0	0	0
Net deferred tax asset	693	666	501
At 1 January	(666)	(501)
Income statement	39	156
Other comprehensive income and reserves	0	0
Other movements	(12)	9
At 31 December	(693)	(666)	(501)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,524	1,564	1,458
Liabilities	(66)	(79)	(312)
Net deferred tax asset	1,458	1,485	1,146
At 1 January	(1,485)	(1,146)
Income statement	(130)	134
Other comprehensive income and reserves	97	238
Other movements	6	(33)
At 31 December	(1,458)	(1,485)	(1,146)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,220	735	523
Liabilities	0	0	0
Net deferred tax asset	1,220	735	523
At 1 January	(735)	(523)
Income statement	485	215
Other comprehensive income and reserves	0	0
Other movements	0	(3)
At 31 December	£ (1,220)	£ (735)	£ (523)